Administration Expenses - Schedule of Administration Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of general and administrative expenses [abstract]
Corporate administration	$ 3,732	$ 3,198
Employee benefits and salaries	3,864	2,824
Professional fees	2,552	983
Administration expenses before share based compensation	10,148	7,005
Equity settled share based compensation (a non-cash expense)	3,246	3,193
Total administration expenses	$ 13,394	$ 10,198